Shareholder Report	6 Months Ended
Sep. 30, 2025 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
C000241458 [Member]
Shareholder Report [Line Items]
Fund Name	MKAM
Class Name	MKAM
Trading Symbol	MKAM
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MKAM ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at https://mkametf.com/. You can also request this information by contacting us at (215) 330-4476.
Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://mkametf.com/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$26	0.50%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%
Net Assets	$ 9,144,404
Holdings Count | holding	6
Advisory Fees Paid, Amount	$ 21,161
Investment Company, Portfolio Turnover	66.00%
Holdings [Text Block]

ASSET ALLOCATION (as a % of Net Assets)
Equity Securities	53.3%
Treasury Securities	46.6%
Cash and Cash Equivalents	0.1%

TOP HOLDINGS (as a % of Net Assets)
iShares Core S&P 500 ETF	53.3%
iShares 0-3 Month Treasury Bond ETF	31.8%
United States Treasury Bill, 3.81%, 12/02/2025	10.5%
United States Treasury Note/Bond, 3.00%, 10/31/2025	3.8%
United States Treasury Note/Bond, 0.63%, 07/31/2026	0.4%